Deferred Charges (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Charges [Abstract]
Deferred charges consisted of dry-docking and special survey costs	$ 15,290	$ 13,830
Loan fees net of accumulated amortization	$ 7,531	$ 6,360